Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2025
Software Copyright [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Software Copyright [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Patent [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Patent [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Trade names [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Trade names [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Forest land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	31 years
Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	10 years
Human Capital [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
Customer Relationships [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years
In-Process Research & Development [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	3 years
Supplier Relationships and Vendor Agreements [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life (Years)	5 years